M2M BUSINESS OF ANYDATA Schedule of the Components of Acquired Intangible Assets Subject to Amortization (Details) - M2M Business of ANYDATA [Member] $ in Thousands	Oct. 16, 2013 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired	$ 1,793
Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Finite-lived intangible assets acquired	$ 1,284
Existing technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Finite-lived intangible assets acquired	$ 385
In-process research and development [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Finite-lived intangible assets acquired	$ 124